FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit risk (Details)	12 Months Ended
Dec. 31, 2021
Accounts receivable | Credit risk
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Maximum credit risk of outstanding balance	39.00%